Fair value and gross unrealized losses of investment securities available-for-sale, aggregated by investment category and length of time individual securities have been in a continuous unrealized loss position (Detail) (USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	$ 1,492,324	$ 3,055,888
Less than 12 months Gross Unrealized Losses	23,750	119,453
12 months or more Fair Value	1,230,219	190,985
12 months or more Gross Unrealized Losses	41,752	10,981
Total Fair Value	2,722,543	3,246,873
Total Gross Unrealized Losses	65,502	130,434
US Treasury Securities [Member]
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	49,465
Less than 12 months Gross Unrealized Losses	75
12 months or more Fair Value	0
12 months or more Gross Unrealized Losses	0
Total Fair Value	49,465
Total Gross Unrealized Losses	75
US Government Sponsored Enterprises Debt Securities Member
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	888,325	1,326,866
Less than 12 months Gross Unrealized Losses	6,866	32,457
12 months or more Fair Value	429,835	69,257
12 months or more Gross Unrealized Losses	5,525	4,240
Total Fair Value	1,318,160	1,396,123
Total Gross Unrealized Losses	12,391	36,697
Puerto Rico States And Political Subdivisions Debt Securities [Member]
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	14,419	54,256
Less than 12 months Gross Unrealized Losses	3,031	11,685
12 months or more Fair Value	41,084	8,330
12 months or more Gross Unrealized Losses	10,518	190
Total Fair Value	55,503	62,586
Total Gross Unrealized Losses	13,549	11,875
Collateralized Mortgage Obligations Issued By U S Government Sponsored Enterprises And U S Government [Member]
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	539,658	1,567,654
Less than 12 months Gross Unrealized Losses	13,774	70,378
12 months or more Fair Value	733,814	96,676
12 months or more Gross Unrealized Losses	25,029	5,645
Total Fair Value	1,273,472	1,664,330
Total Gross Unrealized Losses	38,803	76,023
Collateralized Mortgage Obligations Issued By Private Enterprise [Member]
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	0	0
Less than 12 months Gross Unrealized Losses	0	0
12 months or more Fair Value	0	0
12 months or more Gross Unrealized Losses	0	0
Total Fair Value	0	0
Total Gross Unrealized Losses	0	0
Collateralized Mortgage Backed Securities [Member]
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	457	105,455
Less than 12 months Gross Unrealized Losses	4	4,762
12 months or more Fair Value	25,486	7,225
12 months or more Gross Unrealized Losses	680	765
Total Fair Value	25,943	112,680
Total Gross Unrealized Losses	684	5,527
Equity Securities [Member]
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	0	1,657
Less than 12 months Gross Unrealized Losses	0	171
12 months or more Fair Value	0	0
12 months or more Gross Unrealized Losses	0	0
Total Fair Value	0	1,657
Total Gross Unrealized Losses	0	171
Other Securities [Member]
Investments, Unrealized Loss Position [Line Items]
Less than 12 months Fair Value	0	0
Less than 12 months Gross Unrealized Losses	0	0
12 months or more Fair Value	0	9,497
12 months or more Gross Unrealized Losses	0	141
Total Fair Value	0	9,497
Total Gross Unrealized Losses	$ 0	$ 141